                         SUPPLEMENT dated AUGUST 8, 2003
                                       to
                         PROSPECTUSES dated May 1, 2003

                           --------------------------

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Revolution Access Variable Annuity," "Revolution Extra Variable Annuity," "Revolution Extra II Variable Annuity," "Revolution Value Variable Annuity" or "Revolution Value II Variable Annuities." We refer to these prospectuses as the "Product Prospectuses."

                            --------------------------

  THIS SUPPLEMENT IS ACCOMPANIED WITH TWO PROSPECTUS SUPPLEMENTS DATED JUNE 2, 2003 AND AUGUST 4, 2003 TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES
  TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE
                   CORRESPONDING VARIABLE INVESTMENT OPTIONS.

                           --------------------------

                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is revised to show two additional managers for the underlying fund of the Active Bond variable investment option, effective June 2, 2003:

 VARIABLE INVESTMENT OPTION:               UNDERLYING FUND MANAGED BY:
 ---------------------------               ---------------------------
 BOND & MONEY MARKET OPTIONS:
  Active Bond .........................    John Hancock Advisers, LLC,
                                           Declaration Management & Research LLC and
                                           Pacific Investment Management Company LLC

2. The Additional Information section in each of the Product Prospectuses is revised to include the following information:

DESCRIPTION OF CHARGES AT THE FUND LEVEL

     The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the last table of the Fee Tables) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.

     The figures for the funds shown in the Fee Tables are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2002, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

VSTSUP-4 (8/03)

                         SUPPLEMENT dated AUGUST 8, 2003
                                       to
                         PROSPECTUSES dated May 1, 2003

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable annuity contracts issued by John Hancock Life Insurance Company. The prospectuses involved bear the title "Accommodator Variable Annuity," "Accommodator 2000 Variable Annuity," "Declaration Variable Annuity," "eVariable Annuity," "Independence Variable Annuity," "Independence 2000 Variable Annuity," "Independence Preferred Variable Annuity," "Marketplace Variable Annuity," "Patriot Variable Annuity," "Signature Immediate Variable Annuity I" and "Wealth Builder Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED AUGUST 4, 2003
   TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
                               INVESTMENT OPTIONS.

                           __________________________

                       AMENDMENTS TO PRODUCT PROSPECTUSES


1. The table on the cover page of each Product Prospectus is revised to show two additional managers for the underlying fund of the Active Bond variable investment option, effective June 2, 2003:

 VARIABLE INVESTMENT OPTION:               UNDERLYING FUND MANAGED BY:
 ---------------------------               ---------------------------
 BOND & MONEY MARKET OPTIONS:
  Active Bond .........................    John Hancock Advisers, LLC,
                                           Declaration Management & Research LLC and
                                           Pacific Investment Management Company LLC

2. The Additional Information section in each of the Product Prospectuses is revised to include the following information:

DESCRIPTION OF CHARGES AT THE FUND LEVEL

     The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the last table of the Fee Tables) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.

     The figures for the funds shown in the Fee Tables are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2002, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

                         UNAVAILABLE INVESTMENT OPTIONS

The accompanying prospectus supplement dated August 4, 2003 for the John Hancock Variable Series Trust I ("Accompanying Supplement") describes underlying funds that may be unavailable under your contract as variable investment options, as follows:

..    For "Declaration Variable Annuity" contracts, you should disregard references to the Overseas Equity Fund, Real Estate Equity Fund and Global Bond Fund in the Accompanying Supplement.

..    For "eVariable Annuity" contracts, you should disregard references to the
     Real Estate Equity Fund in the Accompanying Supplement.

..    For "Wealth Builder Variable Annuity" and "Wealth Builder II Variable
     Annuity" contracts, you should disregard references to the Small Cap Growth Fund, Overseas Equity Fund, Real Estate Equity Fund and Global Bond Fund in the Accompanying Supplement.

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